Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Mar. 31, 2020
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 179,051	¥ 165,676
Contract assets (Included in Other Assets)	7,186	3,811
Contract liabilities (Included in Other Liabilities)	¥ 32,570	¥ 32,805